UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                            FORM 13F - NT Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ];       Amendment Number:______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Merrill Lynch Trust Company, FSB
Address:          9 Roszel Road, 2nd Floor
                  Princeton, New Jersey 08540

13F File Number: 028-05437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sean Gray
Title:   Senior Vice President
	   Chief Compliance Officer of Regulatory Compliance
Phone:   (609) 627-4078
Signature, Place, and Date of Signing:


/s/ Sean Gray
------------------------------------------
Sean Gray
Signature

Princeton, New Jersey
November 18, 2002

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.

[X]      13F NOTICE.

[  ]     13F COMBINATION REPORT.